UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
12/31/17 (Unaudited)

MORTGAGE-BACKED SECURITIES (45.1%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (20.8%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.79%, 19.85%, 4/15/37		$44,810	$66,368
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.80%, 18.381%, 11/15/35		76,461	107,029
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR) + 22.28%, 17.401%, 12/15/36		45,089	61,060
IFB Ser. 3852, Class SC, IO (-1 x 1 Month US LIBOR) + 6.65%, 5.173%, 4/15/40		2,728,251	360,628
Ser. 4077, Class IK, IO, 5.00%, 7/15/42		2,757,063	552,515
IFB Ser. 4678, Class MS, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.623%, 4/15/47		1,191,335	251,705
Ser. 4122, Class TI, IO, 4.50%, 10/15/42		1,224,898	232,307
Ser. 4000, Class PI, IO, 4.50%, 1/15/42		664,734	117,934
Ser. 4546, Class TI, IO, 4.00%, 12/15/45		2,543,347	410,115
Ser. 4425, IO, 4.00%, 1/15/45		3,492,860	537,766
Ser. 4452, Class QI, IO, 4.00%, 11/15/44		2,291,483	494,672
Ser. 4193, Class PI, IO, 4.00%, 3/15/43		1,727,865	262,152
Ser. 4062, Class DI, IO, 4.00%, 9/15/39		2,890,099	244,437
Ser. 4604, Class QI, IO, 3.50%, 7/15/46		6,352,055	964,941
Ser. 4580, Class ID, IO, 3.50%, 8/15/45		3,647,353	547,103
Ser. 4501, Class BI, IO, 3.50%, 10/15/43		3,189,242	435,619
Ser. 4105, Class HI, IO, 3.50%, 7/15/41		1,075,566	110,662
Ser. 304, Class C37, IO, 3.50%, 12/15/27		1,170,157	105,201
Ser. 4165, Class TI, IO, 3.00%, 12/15/42		4,524,276	441,764
Ser. 4183, Class MI, IO, 3.00%, 2/15/42		1,961,205	175,920
Ser. 4210, Class PI, IO, 3.00%, 12/15/41		1,214,461	79,758
Ser. 4510, Class HI, IO, 3.00%, 3/15/40		3,676,567	307,666
FRB Ser. 57, Class 1AX, IO, 0.364%, 7/25/43(WAC)		1,551,789	16,449
Ser. 3326, Class WF, zero %, 10/15/35(WAC)		1,123	829

Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%, 30.587%, 7/25/36		68,509	119,638
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%, 18.509%, 6/25/37		65,435	93,074
IFB Ser. 08-24, Class SP (-3.667 x 1 Month US LIBOR) + 23.28%, 17.592%, 2/25/38		57,536	75,845
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%, 15.594%, 8/25/35		45,897	57,798
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US LIBOR) + 17.39%, 13.358%, 11/25/34		74,783	88,521
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46		3,024,599	718,506
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40		2,760,551	595,534
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40		2,357,448	189,633
Ser. 374, Class 6, IO, 5.50%, 8/25/36		109,097	21,061
Ser. 378, Class 19, IO, 5.00%, 6/25/35		327,323	64,222
IFB Ser. 12-36, Class SN, IO (-1 x 1 Month US LIBOR) + 6.45%, 4.898%, 4/25/42		1,364,849	233,129
IFB Ser. 10-35, Class SG, IO (-1 x 1 Month US LIBOR) + 6.40%, 4.848%, 4/25/40		935,716	175,447
IFB Ser. 13-18, Class SB, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.598%, 10/25/41		1,047,867	107,997
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42		488,385	114,387
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40		3,077,891	374,271
Ser. 366, Class 22, IO, 4.50%, 10/25/35		39,615	1,378
Ser. 13-107, Class SB, IO (-1 x 1 Month US LIBOR) + 5.95%, 4.398%, 2/25/43		2,293,562	447,245
IFB Ser. 11-101, Class SA, IO (-1 x 1 Month US LIBOR) + 5.90%, 4.348%, 10/25/41		3,288,245	452,134
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47		1,910,388	310,438
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46		1,930,112	266,336
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44		2,073,438	339,116
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43		1,364,673	204,865
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43		1,070,884	157,106
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42		1,080,270	175,220
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46		2,871,913	428,320
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42		1,771,684	121,327
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		1,727,009	130,249
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41		1,554,115	149,938
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41		1,480,069	88,863
Ser. 16-97, Class KI, IO, 3.00%, 6/25/40		4,094,487	412,732
Ser. 99-51, Class N, PO, zero %, 9/17/29		8,831	8,058

Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47		1,173,634	247,566
Ser. 16-42, IO, 5.00%, 2/20/46		3,221,915	638,874
Ser. 16-168, Class AI, IO, 5.00%, 7/20/45		1,573,633	151,462
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44		916,336	186,667
Ser. 14-76, IO, 5.00%, 5/20/44		1,275,767	264,920
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43		2,963,500	275,677
Ser. 13-22, Class IE, IO, 5.00%, 2/20/43		1,983,309	423,635
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43		1,775,629	340,921
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43		934,770	199,293
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43		806,525	174,097
Ser. 12-146, IO, 5.00%, 12/20/42		811,320	171,927
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42		584,466	110,137
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40		336,492	19,444
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40		98,509	7,731
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40		233,843	16,228
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		278,197	59,785
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40		870,896	182,305
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		3,894,550	837,328
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		2,008,663	427,082
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39		705,646	149,358
IFB Ser. 13-129, Class SN, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.649%, 9/20/43		677,396	107,327
IFB Ser. 14-20, Class SQ, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.599%, 7/20/43		2,615,381	364,990
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46		1,516,194	297,553
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46		4,306,004	612,271
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45		1,138,695	250,912
Ser. 14-147, Class IJ, IO, 4.50%, 2/20/44		1,710,190	254,733
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43		1,822,058	362,134
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43		2,499,251	403,579
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43		1,724,991	330,988
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42		442,540	66,952
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41		1,568,242	313,882
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40		67,556	5,797
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40		96,811	12,397
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40		1,677,483	329,424
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40		2,935,724	593,897
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40		1,554,457	302,186
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40		1,735,534	335,774
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40		1,080,356	210,345
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39		842,406	192,009
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39		314,522	27,656
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39		901,628	63,150
IFB Ser. 14-119, Class SA, IO (-1 x 1 Month US LIBOR) + 5.60%, 4.099%, 8/20/44		3,199,288	487,891
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46		2,162,343	281,105
Ser. 16-29, IO, 4.00%, 2/16/46		1,492,478	279,840
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45		4,608,656	816,976
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45		2,236,526	486,221
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45		2,896,495	492,616
Ser. 15-40, IO, 4.00%, 3/20/45		2,421,954	494,321
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44		2,885,571	484,805
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44		4,979,469	778,042
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44		918,220	161,745
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43		4,066,426	524,894
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43		833,368	143,739
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42		713,104	128,575
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42		2,448,307	473,747
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42		1,775,687	310,487
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46		1,487,377	186,562
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46		1,924,858	338,005
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45		2,522,141	368,863
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45		2,328,671	315,814
Ser. 13-76, IO, 3.50%, 5/20/43		2,963,799	453,372
Ser. 13-28, IO, 3.50%, 2/20/43		922,788	135,258
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43		1,409,087	220,550
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43		1,989,237	299,002
Ser. 13-14, IO, 3.50%, 12/20/42		4,929,434	680,853
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42		1,439,070	214,349
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42		1,942,103	392,249
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42		2,344,772	475,804
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42		1,202,960	255,820
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42		3,466,304	435,888
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40		3,815,736	488,414
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39		2,171,493	209,616
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38		2,058,083	237,709
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28		6,149,623	630,311
Ser. 16-H22, Class AI, IO, 2.48%, 10/20/66(WAC)		4,853,090	590,480
Ser. 16-H23, Class NI, IO, 2.449%, 10/20/66(WAC)		11,990,087	1,556,313
Ser. 17-H02, Class BI, IO, 2.363%, 1/20/67(WAC)		3,032,373	416,951
Ser. 17-H06, Class BI, IO, 2.331%, 2/20/67(WAC)		4,941,663	664,654
Ser. 16-H18, Class QI, IO, 2.329%, 6/20/66(WAC)		3,367,087	425,337
Ser. 17-H16, Class FI, IO, 2.323%, 8/20/67(WAC)		3,662,329	466,947
Ser. 16-H17, Class KI, IO, 2.272%, 7/20/66(WAC)		3,279,267	389,413
Ser. 17-H16, Class JI, IO, 2.263%, 8/20/67(WAC)		9,218,335	1,359,704
Ser. 15-H15, Class BI, IO, 2.249%, 6/20/65(WAC)		2,909,997	317,225
Ser. 16-H16, Class EI, IO, 2.236%, 6/20/66(WAC)		4,766,298	591,498
Ser. 17-H08, Class NI, IO, 2.23%, 3/20/67(WAC)		6,470,965	837,343
Ser. 15-H20, Class CI, IO, 2.203%, 8/20/65(WAC)		4,819,744	546,646
Ser. 15-H24, Class AI, IO, 2.106%, 9/20/65(WAC)		4,289,067	431,416
Ser. 15-H10, Class BI, IO, 2.104%, 4/20/65(WAC)		3,023,987	309,535
Ser. 17-H12, Class QI, IO, 2.065%, 5/20/67(WAC)		4,330,431	547,808
Ser. 16-H09, Class BI, IO, 2.034%, 4/20/66(WAC)		5,714,936	627,226
Ser. 16-H03, Class DI, IO, 2.016%, 12/20/65(WAC)		4,646,602	458,852
Ser. 17-H19, Class MI, IO, 2.015%, 4/20/67(WAC)		2,353,494	285,243
Ser. 16-H06, Class DI, IO, 1.939%, 7/20/65		6,179,195	542,255
Ser. 16-H03, Class AI, IO, 1.937%, 1/20/66(WAC)		4,239,710	423,971
Ser. 17-H11, Class DI, IO, 1.866%, 5/20/67(WAC)		4,259,704	473,892
Ser. 15-H25, Class EI, IO, 1.842%, 10/20/65(WAC)		3,816,031	368,247
Ser. 15-H20, Class AI, IO, 1.82%, 8/20/65(WAC)		4,144,728	409,085
FRB Ser. 15-H08, Class CI, IO, 1.792%, 3/20/65(WAC)		2,488,663	239,708
Ser. 17-H09, IO, 1.778%, 4/20/67(WAC)		5,858,722	647,225
Ser. 16-H02, Class HI, IO, 1.729%, 1/20/66(WAC)		5,718,283	527,226
Ser. 15-H23, Class BI, IO, 1.729%, 9/20/65(WAC)		4,585,934	420,530
Ser. 16-H10, Class AI, IO, 1.725%, 4/20/66(WAC)		10,900,081	838,685
Ser. 17-H16, Class IH, IO, 1.702%, 7/20/67(WAC)		6,453,005	662,098
Ser. 16-H24, Class CI, IO, 1.696%, 10/20/66(WAC)		3,171,311	292,772
Ser. 17-H16, Class IG, IO, 1.683%, 7/20/67(WAC)		8,671,790	867,179
Ser. 13-H08, Class CI, IO, 1.678%, 2/20/63(WAC)		4,752,347	302,725
Ser. 16-H14, IO, 1.675%, 6/20/66(WAC)		4,675,282	375,626
Ser. 16-H06, Class CI, IO, 1.666%, 2/20/66(WAC)		5,815,327	420,599
Ser. 14-H21, Class BI, IO, 1.545%, 10/20/64(WAC)		6,566,099	495,084
Ser. 15-H26, Class CI, IO, 0.617%, 8/20/65(WAC)		12,994,630	207,914
Ser. 06-36, Class OD, PO, zero %, 7/16/36		2,291	1,919

			55,952,155
Commercial mortgage-backed securities (11.6%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.047%, 2/10/51(WAC)		18,054,402	9

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.535%, 1/12/45(WAC)		1,039,000	935,100
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)		441,000	436,974
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)		518,196	518,818

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)		510,461	399,037
FRB Ser. 06-PW14, Class XW, IO, 0.335%, 12/11/38(WAC)		824,326	4,122

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)		2,552,768	100

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.754%, 12/15/47(WAC)		409,000	401,338
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)		1,025,000	920,018

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class E, 4.42%, 4/10/46(WAC)		396,000	302,485

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.839%, 5/15/46(WAC)		701,895	715,620

COMM Mortgage Pass-Through Certificates 144A FRB Ser. 12-CR3, Class E, 4.755%, 10/15/45(WAC)		350,000	297,717

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44		392,000	312,975
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)		574,000	389,542
Ser. 14-CR18, Class E, 3.60%, 7/15/47		592,000	379,707

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.666%, 12/15/39(WAC)		2,362,332	27,167

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 6.073%, 9/15/39(WAC)		306,401	309,848

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)		631,001	637,311

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.798%, 4/15/50(WAC)		1,090,000	955,414

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.413%, 6/10/48(WAC)		2,072,313	2,101,139

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41		40,269	40,858

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 0.907%, 12/10/41(WAC)		3,701,359	50,225

GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.372%, 7/10/39(WAC)		414,512	1,119

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class E, 5.327%, 11/10/46(WAC)		662,000	533,215
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)		577,000	534,850
FRB Ser. 14-GC18, Class D, 4.944%, 1/10/47(WAC)		417,000	359,037
FRB Ser. 13-GC10, Class E, 4.412%, 2/10/46(WAC)		583,000	458,215

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47(WAC)		990,000	884,667
FRB Ser. 14-C19, Class D, 4.661%, 4/15/47(WAC)		470,000	420,822
FRB Ser. C14, Class D, 4.569%, 8/15/46(WAC)		526,000	466,006
FRB Ser. 14-C18, Class E, 4.314%, 2/15/47(WAC)		407,000	294,491
FRB Ser. 14-C25, Class D, 3.946%, 11/15/47(WAC)		595,000	471,108
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)		1,500,000	1,031,719
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)		788,000	485,358

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.277%, 2/12/51(WAC)		46,373	46,373
FRB Ser. 07-CB20, Class C, 6.277%, 2/12/51(WAC)		185,000	189,163
FRB Ser. 07-CB20, Class E, 6.277%, 2/12/51(WAC)		398,000	398,995
FRB Ser. 11-C3, Class F, 5.631%, 2/15/46(WAC)		410,000	408,323
FRB Ser. 12-C6, Class E, 5.136%, 5/15/45(WAC)		363,000	324,604
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)		541,000	385,648
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)		3,677,988	37

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31		69,204	69,598

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)		1,219,000	109,466

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.485%, 9/15/39(WAC)		2,518,212	16,324

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.113%, 4/20/48(WAC)		443,000	391,904

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.448%, 2/12/51(WAC)		184,000	184,644

Merrill Lynch Mortgage Trust 144A FRB Ser. 08-C1, Class D, 6.448%, 2/12/51(WAC)		304,000	305,034

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37(WAC)		17,717	89
FRB Ser. 07-C5, Class X, IO, 5.865%, 12/15/49(WAC)		412,485	20,006

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.891%, 4/15/47(WAC)		1,334,000	1,222,561
Ser. 14-C17, Class D, 4.697%, 8/15/47(WAC)		1,323,000	1,124,603
FRB Ser. 13-C11, Class F, 4.369%, 8/15/46(WAC)		496,000	381,920
FRB Ser. 13-C10, Class D, 4.082%, 7/15/46(WAC)		654,000	594,552
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)		1,064,000	860,243
Ser. 14-C17, Class E, 3.50%, 8/15/47		723,000	470,363

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)		1,102,000	110,200
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)		700,000	664,930

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class D, 6.313%, 1/11/43(WAC)		600,000	602,100
FRB Ser. 08-T29, Class F, 6.313%, 1/11/43(WAC)		369,000	356,085
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39(WAC)		368,744	365,750

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/18 (Cayman Islands)(WAC)		193,000	2,818

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38		551,286	30,677

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.894%, 5/10/63(WAC)		622,000	414,367

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.027%, 6/15/45(WAC)		750,817	678,363
FRB Ser. 07-C34, IO, 0.149%, 5/15/46(WAC)		2,991,558	2,094

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.291%, 7/15/46(WAC)		188,000	157,956
Ser. 14-LC16, Class D, 3.938%, 8/15/50		1,096,000	907,807

WF-RBS Commercial Mortgage Trust 144A
Ser. 12-C6, Class E, 5.00%, 4/15/45(WAC)		328,000	292,361
FRB Ser. 14-C19, Class E, 4.971%, 3/15/47(WAC)		946,000	697,964
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)		2,524,000	1,881,874
Ser. 13-C12, Class E, 3.50%, 3/15/48		510,000	376,989

			31,122,916
Residential mortgage-backed securities (non-agency) (12.7%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 3.266%, 11/27/36(WAC)		1,182,475	981,454
FRB Ser. 12-RR5, Class 4A8, 1 Month US LIBOR + 0.17%, 1.498%, 6/26/35		91,180	89,778

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 1 Month US LIBOR + 2.93%, 4.477%, 4/25/34		266,860	270,942

Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, 1 Month US LIBOR + 0.18%, 1.509%, 11/25/47		286,723	229,144

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, 1 Month US LIBOR + 0.35%, 1.902%, 3/25/37		1,299,305	1,090,622

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, 1 Month US LIBOR + 1.50%, 2.563%, 9/25/35		393,183	391,724
FRB Ser. 06-OA7, Class 1A1, 2.498%, 6/25/46(WAC)		474,233	423,206
FRB Ser. 06-OA10, Class 1A1, 1 Month US LIBOR + 0.96%, 2.023%, 8/25/46		245,187	212,661
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 2.003%, 6/25/46		664,705	584,110
FRB Ser. 05-38, Class A3, 1 Month US LIBOR + 0.35%, 1.902%, 9/25/35		930,189	882,381
FRB Ser. 06-45T1, Class 2A7, 1 Month US LIBOR + 0.34%, 1.892%, 2/25/37		507,812	293,730
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%, 1.831%, 11/20/35		511,352	490,245
FRB Ser. 06-OA10, Class 3A1, 1 Month US LIBOR + 0.19%, 1.742%, 8/25/46		584,699	488,224
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%, 1.742%, 8/25/46		3,457,830	2,836,803
FRB Ser. 07-OA8, Class 2A1, 1 Month US LIBOR + 0.18%, 1.732%, 6/25/47		668,980	533,460

CSMC Trust 144A FRB Ser. 10-18R, Class 6A4, 3.686%, 9/28/36(WAC)		2,000,000	1,954,476

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 1 Month US LIBOR + 10.50%, 12.052%, 5/25/28		267,594	368,946
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 1 Month US LIBOR + 10.00%, 11.552%, 7/25/28		899,216	1,224,916
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 1 Month US LIBOR + 9.35%, 10.902%, 4/25/28		663,179	875,350
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 1 Month US LIBOR + 7.55%, 9.102%, 12/25/27		440,039	537,719
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 1 Month US LIBOR + 5.15%, 6.702%, 11/25/28		490,000	574,489
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, 1 Month US LIBOR + 4.25%, 5.802%, 11/25/23		570,000	632,702
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, 1 Month US LIBOR + 3.85%, 5.402%, 3/25/29		250,000	277,049

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 1 Month US LIBOR + 12.25%, 13.802%, 9/25/28		1,029,629	1,508,622
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 1 Month US LIBOR + 11.75%, 13.302%, 10/25/28		570,000	818,909
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 1 Month US LIBOR + 11.75%, 13.302%, 8/25/28		799,783	1,143,766
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, 1 Month US LIBOR + 10.75%, 12.302%, 1/25/29		119,957	166,548
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, 1 Month US LIBOR + 10.25%, 11.802%, 1/25/29		1,019,849	1,402,820
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.452%, 10/25/28		1,690,000	1,955,703
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 7.252%, 4/25/28		1,652,411	1,895,138
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 7.102%, 4/25/28		93,440	104,831
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, 1 Month US LIBOR + 5.50%, 7.052%, 9/25/29		335,000	368,482
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, 1 Month US LIBOR + 5.25%, 6.802%, 10/25/23		350,000	404,650
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 1 Month US LIBOR + 5.00%, 6.552%, 7/25/25		1,010,762	1,139,507
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.552%, 7/25/25		640,978	703,877
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, 1 Month US LIBOR + 4.85%, 6.402%, 10/25/29		1,140,000	1,233,032
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 1 Month US LIBOR + 4.55%, 6.102%, 2/25/25		229,982	245,949
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.802%, 4/25/29		100,000	113,139
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, 1 Month US LIBOR + 4.25%, 5.802%, 1/25/29		520,000	583,847
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 1 Month US LIBOR + 4.00%, 5.552%, 5/25/25		50,894	55,156
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 1 Month US LIBOR + 4.00%, 5.552%, 5/25/25		117,910	125,255
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, 1 Month US LIBOR + 3.65%, 5.202%, 9/25/29		70,000	75,454
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, 1 Month US LIBOR + 3.60%, 5.152%, 1/25/30		200,000	197,418
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 1 Month US LIBOR + 2.60%, 4.152%, 5/25/24		20,000	21,214

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 1 Month US LIBOR + 0.18%, 1.732%, 5/25/36		669,285	354,855

GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, 1 Month US LIBOR + 0.31%, 1.639%, 5/25/37		437,896	335,955

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, 1 Month US LIBOR + 0.20%, 1.752%, 6/25/37		687,974	423,104

MortgageIT Trust FRB Ser. 05-3, Class M2, 1 Month US LIBOR + 0.80%, 2.347%, 8/25/35		178,009	156,768

Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, 1 Month US LIBOR + 0.12%, 1.672%, 8/25/36		441,130	402,945

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.296%, 9/25/35(WAC)		609,695	611,491
FRB Ser. 05-AR13, Class A1C3, 1 Month US LIBOR + 0.49%, 2.042%, 10/25/45		1,045,093	1,031,805
FRB Ser. 05-AR19, Class A1C4, 1 Month US LIBOR + 0.40%, 1.952%, 12/25/45		354,879	347,888

			34,172,259

Total mortgage-backed securities (cost $121,428,510)			$121,247,330

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (44.2%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.7%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 1/1/48		$8,000,000	$8,393,750
4.00%, TBA, 1/1/48		4,000,000	4,170,625

			12,564,375
U.S. Government Agency Mortgage Obligations (39.5%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 1/1/48		3,000,000	3,289,688
4.00%, TBA, 2/1/48		7,000,000	7,311,718
4.00%, TBA, 1/1/48		7,000,000	7,321,563
3.50%, TBA, 2/1/48		40,000,000	41,018,752
3.50%, TBA, 1/1/48		44,000,000	45,192,814
3.00%, TBA, 1/1/48		2,000,000	2,000,469

			106,135,004

Total U.S. government and agency mortgage obligations (cost $118,490,939)			$118,699,379

CORPORATE BONDS AND NOTES (33.6%)(a)
		Principal amount	Value

Basic materials (4.0%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23		$75,000	$78,000

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25		75,000	74,250

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		24,000	25,935

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		40,000	40,800

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		200,000	205,250

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		86,000	98,685

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		300,000	315,000

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25		170,000	170,638

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		228,000	242,535

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		205,000	216,788

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23		93,000	109,740

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		278,000	287,730

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		305,000	321,775

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		80,000	83,256

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		160,000	166,400

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		434,000	448,105

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		490,000	515,725

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		78,000	80,730

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		63,000	68,355

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		200,000	211,500

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		339,000	334,763

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		250,000	254,688

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)		250,000	255,000

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)		75,000	74,813

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24		298,000	297,628

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		99,000	102,218

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		200,000	217,500

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)		238,000	249,495

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25		182,000	188,479

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		150,000	163,500

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)		93,000	96,255

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23		281,000	311,910

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		83,000	92,856

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23		95,000	107,350

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		153,000	163,710

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		183,000	188,948

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		53,000	56,180

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		179,000	190,188

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)		90,000	91,350

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		116,000	119,770

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)		40,000	42,150

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)		13,000	14,051

Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes 7.125%, 11/1/22		60,000	61,950

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)		164,000	163,590

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)		91,000	90,773

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		18,000	18,360

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		420,000	437,850

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27		20,000	22,900

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		168,000	181,020

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25		270,000	267,975

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25		45,000	49,050

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		159,000	191,396

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		236,000	249,570

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		50,000	53,125

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		20,000	20,600

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 4.125%, 9/15/25		45,000	45,169

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)		66,000	68,891

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		59,000	59,148

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		175,000	182,875

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)		105,000	108,150

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		55,000	56,513

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		133,000	142,643

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		138,000	144,210

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		172,000	178,287

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		94,000	99,875

Venator Finance SARL/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)		105,000	110,775

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		55,000	54,725

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		105,000	113,269

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		220,000	247,500

			10,794,188
Capital goods (2.1%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24		365,000	373,213

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		30,000	30,188

ARD Finance SA sr. notes 6.625%, 9/15/23 (Luxembourg)(PIK)	EUR	100,000	128,094

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		$280,000	304,500

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		112,000	117,367

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24		255,000	262,650

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		105,000	108,150

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		67,000	69,680

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		251,000	275,473

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		135,000	137,025

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		235,000	257,913

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		143,000	166,595

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24		154,000	153,661

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		424,000	433,540

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		315,000	329,569

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24		231,000	263,051

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		270,000	275,400

Novafives SAS sr. sub. notes Ser. REGS, 4.50%, 6/30/21 (France)	EUR	100,000	122,572

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		$95,000	100,819

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		120,000	121,200

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24		144,000	154,080

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25		115,000	120,894

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24		215,000	225,213

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26		17,000	17,425

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)		192,000	205,920

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		55,000	56,238

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		109,000	110,090

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		175,000	179,375

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		232,000	232,000

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25		77,000	77,578

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25		178,000	183,340

			5,592,813
Communication services (3.9%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		200,000	209,500

Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)		200,000	213,000

Altice Luxembourg SA company guaranty sr. unsec. sub. notes Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	100,000	117,519

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		$280,000	275,800

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		150,000	160,125

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		276,000	282,900

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		249,000	259,583

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		49,000	50,899

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/27		103,000	101,455

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		360,000	367,200

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23		152,000	148,960

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20		40,000	40,300

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		245,000	245,613

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		210,000	210,525

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25		261,000	277,313

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		58,000	58,000

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		310,000	305,350

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		120,000	129,000

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23		340,000	382,925

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		615,000	604,238

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		132,000	128,535

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		46,000	33,810

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		135,000	102,094

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)		27,000	24,570

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		6,000	6,315

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		405,000	388,800

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)		49,000	26,093

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		40,000	42,500

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)		600,000	607,500

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)		200,000	200,000

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		105,000	111,300

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18		99,000	104,207

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		883,000	940,395

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		290,000	307,038

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23		492,000	512,910

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		345,000	369,150

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		156,000	163,332

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		80,000	85,300

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		45,000	46,153

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)	EUR	295,000	377,189

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	321,000	432,778

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		$363,000	382,058

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		75,000	78,375

Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	100,000	140,424

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	115,000	157,683

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23		$290,000	176,900

			10,385,614
Consumer cyclicals (5.5%)

ADT Corp. (The) company guaranty sr. unsub. notes 4.125%, 6/15/23		105,000	105,000

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		3,000	2,978

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		57,000	56,145

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22		68,000	69,020

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		155,000	153,256

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		164,000	173,020

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22		245,000	252,350

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21 (In default)(NON)		98,000	27,685

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		150,000	159,000

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)		235,000	239,700

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		120,000	125,400

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		85,000	94,482

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		147,000	154,993

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		72,000	73,620

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		25,000	25,313

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20		84,000	82,110

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		127,000	128,905

Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	100,000	126,720

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		$468,000	456,300

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		215,000	216,613

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		339,000	367,781

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24		95,000	101,769

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		230,000	245,813

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		155,000	161,975

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20		126,000	130,725

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		70,000	75,075

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		115,000	117,875

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)	CAD	260,000	214,249

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)		$175,000	188,125

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		145,000	147,900

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		170,000	177,863

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		225,000	230,625

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19		288,000	213,840

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)		200,000	203,000

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		105,000	110,906

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		35,000	35,088

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		419,000	457,758

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		282,000	296,805

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		55,000	58,850

JC Penney Corp., Inc. 144A company guaranty sr. notes 5.875%, 7/1/23		100,000	94,375

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		75,000	75,750

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		85,000	85,638

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)		225,000	220,500

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22		89,000	93,450

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24		159,000	168,143

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		75,000	76,875

Masaria Investments SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)	EUR	100,000	120,509

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23		$235,000	245,646

Matalan Finance PLC sub. notes Ser. REGS, 6.875%, 6/1/19 (United Kingdom)	GBP	100,000	133,704

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		$40,000	42,300

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		105,000	110,381

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20		175,000	189,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		147,000	161,149

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		248,000	258,758

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 9.5%, 10/15/21(PIK)		177,027	94,674

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21		95,000	54,644

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		187,000	193,078

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		85,000	88,188

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		110,000	113,163

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		135,000	142,763

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		75,000	78,281

Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		129,000	135,056

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		110,000	114,125

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		192,000	198,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		107,000	108,573

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		124,000	125,860

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		60,000	35,550

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		180,000	195,750

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25		180,000	184,725

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23		20,000	20,650

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		263,000	261,028

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		155,000	159,650

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		480,000	526,800

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22		241,000	253,954

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		360,000	371,250

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5.125%, 2/15/27		103,000	102,099

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		117,000	123,728

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		322,000	322,000

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		225,000	232,875

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		245,000	248,675

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		105,000	110,513

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		10,000	10,375

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		49,000	52,308

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		244,000	255,053

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		125,000	118,750

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		141,000	150,518

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		125,000	128,438

Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23		220,000	219,450

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		95,000	92,506

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25		306,000	315,945

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		123,000	127,305

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		101,000	100,748

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27		99,000	100,600

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		125,000	126,719

			14,729,177
Consumer staples (1.8%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		175,000	176,313

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		125,000	127,656

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		125,000	124,688

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		56,000	57,820

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25		200,000	202,000

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24		370,000	394,975

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		389,000	408,450

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		105,000	98,700

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21		482,000	503,690

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		145,000	144,638

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	335,000	402,995

Europcar Groupe SA sr. notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	100,000	120,288

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		$120,000	75,150

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		338,000	354,900

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		327,000	332,723

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		55,000	55,206

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		130,000	136,825

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		130,000	134,063

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		80,000	81,800

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		157,000	164,065

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		37,000	38,110

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		139,000	141,085

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28		120,000	117,600

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25		86,000	88,903

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24		328,000	200,080

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21		58,000	43,790

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		153,000	138,083

			4,864,596
Energy (8.0%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		445,000	487,831

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		43,000	44,720

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		192,000	196,800

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		84,000	90,090

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)		55,000	52,388

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20		115,000	113,275

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		93,000	86,025

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		77,000	63,525

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		334,000	361,973

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		125,000	129,300

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		26,000	24,050

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22		88,000	94,930

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27		54,000	51,840

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25		218,000	220,180

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		498,000	492,398

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		84,000	85,680

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		203,000	211,567

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25		140,000	140,700

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		27,000	20,385

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		117,000	119,486

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		232,000	238,670

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		65,000	65,244

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		154,000	158,235

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		60,000	61,050

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		310,000	261,950

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25		90,000	65,700

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24		45,000	46,463

FTS International, Inc. 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 7.50%, 9.088%, 6/15/20		33,000	33,660

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9.25%, 4/23/19 (Russia)		647,000	697,986

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		100,000	103,250

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		217,000	226,494

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25		215,000	216,613

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		22,000	18,563

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		139,000	118,150

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		110,000	108,625

Murray Energy Corp. 144A notes 11.25%, 4/15/21		204,000	104,040

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		221,000	236,470

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		144,000	152,280

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		207,000	178,020

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		33,000	33,743

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		201,000	206,276

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		925,000	982,968

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	209,002

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		3,320,000	3,655,320

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		428,000	511,460

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		741,000	787,313

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		180,000	191,025

Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.999%, 1/27/28 (Brazil)		176,000	176,220

Petrobras Global Finance BV 144A company guaranty sr. unsec. notes 5.299%, 1/27/25 (Brazil)		664,000	665,992

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela)		727,000	159,213

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)		3,054,000	706,238

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 8.00%, 5/3/19 (Mexico)		1,535,000	1,639,380

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		2,171,000	2,167,092

Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)		60,000	63,000

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)		6,000	5,655

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26		120,000	121,650

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		247,000	256,263

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		85,000	90,608

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		84,000	81,900

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		175,000	194,509

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25		165,000	162,525

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		58,000	59,450

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24		125,000	132,813

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)		105,000	105,656

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		20,000	2

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20		120,000	122,250

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21		150,000	151,875

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		72,000	69,435

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23		28,000	28,455

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		128,000	130,400

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28		110,000	111,342

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27		95,000	97,494

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25		45,000	46,069

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28		388,000	387,030

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		103,000	102,356

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24		100,000	106,250

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23		33,000	33,330

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19		27,000	27,689

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26		85,000	86,700

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		48,000	54,480

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20		134,000	145,055

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		147,000	153,615

			21,397,704
Financials (3.7%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		336,000	338,520

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		96,000	100,800

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		489,000	533,010

Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)		200,000	208,168

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		75,000	82,494

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		160,000	170,600

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		130,000	137,800

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19		56,000	57,540

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20		105,000	101,850

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		294,000	310,170

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)		200,000	239,167

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21		149,000	150,490

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		160,000	161,600

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		259,000	263,856

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		95,000	99,156

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)		68,000	68,085

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21		205,000	213,456

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		95,000	97,613

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		95,000	97,138

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		23,000	23,654

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		215,000	217,688

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)		4,000	3,500

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		15,000	16,594

Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)		200,000	204,785

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		60,000	62,100

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		55,000	55,344

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		200,000	203,500

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A sr. unsec. bonds 4.50%, 1/15/28(R)		50,000	49,000

Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	100,000	136,365

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20		$80,000	81,700

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		48,000	48,660

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19		77,000	79,556

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21		92,000	95,450

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		170,000	178,500

Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)		100,000	106,067

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 7.75%, 5/29/18 (Russia)		2,750,000	2,801,871

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)		325,000	354,250

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20		60,000	66,000

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		55,000	56,581

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)		150,000	148,500

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20		185,000	192,400

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18		70,000	64,050

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		140,000	141,400

VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23		14,714	16,440

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)		829,000	841,485

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		200,000	216,500

			9,893,453
Health care (2.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		205,000	196,288

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23		142,000	138,273

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		158,000	151,680

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		189,000	171,045

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		175,000	185,063

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25		42,000	42,735

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		130,000	134,875

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		148,000	133,200

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		406,000	233,450

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20		121,000	90,448

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)		274,000	23,975

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		400,000	312,000

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		165,000	128,700

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22		18,000	18,630

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		113,000	119,780

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		283,000	301,395

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		55,000	61,738

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		160,000	161,600

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		185,000	207,663

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		143,000	116,903

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		120,000	125,100

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		30,000	29,925

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		240,000	241,200

Service Corp International sr. unsec. notes 4.625%, 12/15/27		45,000	45,658

Service Corp. International sr. unsec. notes 5.375%, 1/15/22		249,000	254,914

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		498,000	524,768

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		96,000	100,080

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		231,000	244,236

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		81,000	82,418

Unilabs Subholding AB company guaranty sr. unsec. notes Ser. REGS, 5.75%, 5/15/25 (Sweden)	EUR	100,000	121,091

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$40,000	40,700

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		115,000	119,853

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		265,000	242,475

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		202,000	187,355

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21		35,000	34,213

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23		85,000	77,775

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20		47,000	47,059

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		160,000	171,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		55,000	57,750

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		75,000	79,125

			5,756,336
Technology (1.4%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		571,000	—

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		901,000	986,473

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23		195,000	210,725

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23		150,000	158,625

First Data Corp. 144A notes 5.75%, 1/15/24		258,000	267,030

First Data Corp. 144A sr. notes 5.375%, 8/15/23		165,000	171,749

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		288,000	307,440

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		324,000	331,290

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		228,000	235,980

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		57,000	58,568

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		293,000	293,733

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24		90,000	93,488

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		308,000	346,494

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		190,000	191,900

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		175,000	179,375

			3,832,870
Transportation (0.1%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		221,000	228,735

			228,735
Utilities and power (1.0%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		665,000	698,250

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		70,000	71,488

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		163,000	171,150

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21		135,000	151,200

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		252,000	238,140

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		86,000	84,281

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		35,000	35,963

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22		243,000	256,365

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		146,000	156,585

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		78,000	85,215

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24		164,000	172,610

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27		62,000	63,240

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)		142,000	112,180

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		122,000	132,828

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		176,000	186,120

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28		55,000	55,481

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22		96,000	99,600

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20		90,000	675

			2,771,371

Total corporate bonds and notes (cost $89,597,146)			$90,246,857

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (10.0%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. notes zero %, 8/15/18 (Argentina)	ARS	19,088,000	$875,723

Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		165,000	186,805

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		750,000	819,375

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		2,125,000	2,135,876

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)	BRL	3,000	960,242

Buenos Aires (Province of) unsec. FRN Argentina Deposit Rates BADLAR + 3.83%, 26.955%, 5/31/22 (Argentina)	ARS	7,745,000	429,894

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$2,140,000	2,375,015

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		1,399,000	1,591,363

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		2,291,000	2,680,947

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		1,067,000	1,152,317

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		105,000	127,313

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		725,000	763,063

Dominican (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/25/27 (Dominican Republic)		170,000	183,711

Ecuador (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.95%, 6/20/24 (Ecuador)		200,000	212,500

El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		300,000	301,500

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	1,054,000	1,311,041

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	446,000	503,774

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)	EUR	3,716,744	4,308,622

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	2,427,822	2,848,031

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		$200,000	217,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		650,000	687,946

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		560,000	565,600

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		200,000	211,709

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)		750,000	1,300,313

Ukraine (Government of) 144A unsec. notes 7.75%, 9/1/27 (Ukraine)		168,000	173,419

Total foreign government and agency bonds and notes (cost $25,269,163)			$26,923,099

SENIOR LOANS (1.6%)(a)(c)
		Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.546%, 7/2/22		$100,505	$78,394

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.943%, 4/28/22		49,367	49,111

Air Methods Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.193%, 4/21/24		83,592	83,436

Avaya, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.227%, 11/9/24		255,000	250,644

Brand Industrial Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.615%, 6/21/24		217,905	218,541

BWAY Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.599%, 4/3/24		64,675	64,897

California Resources Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.75%, 6.241%, 11/17/22		155,000	155,388

Casella Waste Systems, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 3.991%, 10/17/23		436,700	438,065

CCC Information Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 8.319%, 3/30/25		64,000	65,333

Chesapeake Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 7.50%, 8.954%, 8/23/21		280,000	297,500

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.593%, 5/5/24		36,188	36,346

Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.569%, 10/25/23		201,490	187,961

FTS International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.319%, 4/16/21		305,000	297,566

Gates Global, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.693%, 3/31/24		81,574	81,943

Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.75%, 10/18/19		70,899	64,163

iHeartCommunications, Inc. bank term loan FRN Ser. D, BBA LIBOR USD 3 Month + 6.75%, 8.443%, 1/30/19		323,000	242,519

KCA Deutag US Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 5.25%, 7.196%, 5/16/20		107,876	105,179

Kronos, Inc./MA bank term loan FRN BBA LIBOR USD 3 Month + 8.25%, 9.627%, 11/1/24		95,000	98,468

MEG Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 3.50%, 5.20%, 12/31/23		40,568	40,580

Navistar, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.90%, 11/6/24		340,000	341,275

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.642%, 10/25/20		186,496	151,808

PetSmart, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.57%, 3/10/22		54,719	43,776

Rackspace Hosting, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.385%, 11/3/23		147,340	147,197

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.069%, 9/7/23		269,468	200,754

Reynolds Group Holdings, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.319%, 2/5/23		143,191	143,817

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 9.00%, 10.50%, 2/4/25		40,000	39,700

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 6.125%, 8/10/24		64,838	65,243

Solenis International LP bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 8.229%, 7/31/22		38,000	36,480

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 8.50%, 10.069%, 3/19/21		66,961	64,952

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 6.069%, 3/19/20		105,449	101,934

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. B1, BBA LIBOR USD 3 Month + 3.50%, 4.764%, 4/1/22		55,163	55,960

Werner Finco LP bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.00%, 7/24/24		75,000	75,188

Total senior loans (cost $4,479,504)			$4,324,118

PURCHASED SWAP OPTIONS OUTSTANDING (1.6%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$61,632,500	$262,554

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		27,734,600	140,060

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		27,734,600	112,602

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		61,632,500	25,886

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		2,711,800	171,901

2.363/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.363		39,842,200	99,207

2.298/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.298		39,817,000	75,254

2.28/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.28		24,653,000	73,219

(2.526)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.526		39,817,000	61,716

(2.493)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.493		39,842,200	44,623

(2.478)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.478		39,842,200	39,045

2.318/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.318		39,842,200	38,647

1.9175/3 month USD-LIBOR-BBA/Mar-19	Mar-18/1.9175		36,979,000	2,589

(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.091	EUR	4,225,300	2,281

2.205/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.205		$26,688,200	801

Credit Suisse International

2.33875/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.33875		24,653,000	64,591

Goldman Sachs International

1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	3,042,000	331,735

1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	7,817,000	300,054

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		$5,177,100	60,831

(-0.154)/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.154	EUR	42,253,000	46,641

2.485/3 month USD-LIBOR-BBA/Mar-48	Mar-18/2.485		$2,465,300	44,129

2.27/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.27		5,916,700	25,087

2.2875/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.2875		20,016,000	13,411

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		22,434,200	9,871

-0.154/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.154	EUR	42,253,000	7,098

2.218/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.218		$20,016,000	4,003

2.10125/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.10125		20,029,000	3,004

JPMorgan Chase Bank N.A.

1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	3,085,000	303,489

1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	7,733,000	297,096

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$61,632,500	268,718

2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	191,313

2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	186,844

(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	172,615

(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	168,464

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		27,734,600	141,724

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		27,734,600	111,216

(1.964)/3 month USD-LIBOR-BBA/Jan-21	Jan-18/1.964		12,327,000	73,222

0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	21,126,500	44,497

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$61,632,500	24,653

1.964/3 month USD-LIBOR-BBA/Jan-21	Jan-18/1.964		12,327,000	12

Morgan Stanley & Co. International PLC

(0.303)/6 month EUR-EURIBOR-Reuters/Mar-23	Mar-18/0.303	EUR	16,901,200	94,702

(-0.152)/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.152	EUR	42,253,000	45,121

-0.152/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.152	EUR	42,253,000	7,605

1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125		$36,979,500	5,917

Total purchased swap options outstanding (cost $4,934,956)				$4,198,048

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Barclays Bank PLC

USD/MXN (Call)	May-18/MXN 21.50	$16,063,100	$16,063,100	$265,796

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Jan-18/$96.60	15,000,000	15,000,000	27,495

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-18/100.03	61,000,000	61,000,000	101,321

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/99.81	14,000,000	14,000,000	60,998

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/99.88	14,000,000	14,000,000	56,238

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.00	14,000,000	14,000,000	47,446

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.03	14,000,000	14,000,000	45,402

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.34	14,000,000	14,000,000	45,962

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.21	14,000,000	14,000,000	40,404

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.09	14,000,000	14,000,000	35,462

USD/JPY (Put)	Jan-18/JPY 107.00	27,019,700	27,019,700	27

Total purchased options outstanding (cost $1,184,374)				$726,551

CONVERTIBLE BONDS AND NOTES (1.0%)(a)
			Principal amount	Value

Basic materials (—%)

Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)			$24,000	$24,990

				24,990
Capital goods (0.1%)

Aerojet Rocketdyne Holdings, Inc. cv. sr. unsec. sub. notes 2.25%, 12/15/23			27,000	37,176

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21			34,000	44,328

Greenbrier Cos., Inc. (The) 144A cv. sr. unsec. notes 2.875%, 2/1/24			27,000	32,164

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22			21,000	19,714

II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22			13,000	15,633

Kaman Corp. 144A cv. sr. unsec. notes 3.25%, 5/1/24			31,000	34,468

				183,483
Communication services (—%)

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26			79,000	85,962

				85,962
Consumer cyclicals (0.2%)

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44			34,000	41,820

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46			52,000	60,028

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23			56,000	64,439

Liberty Media Corp. cv. sr. unsec. unsub. bonds 2.25%, 9/30/46			26,000	27,073

Live Nation Entertainment, Inc. cv. sr. unsec. bonds 2.50%, 5/15/19			27,000	34,847

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23			28,000	26,740

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19			16,000	17,320

Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21			17,000	19,879

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1.00%, 3/15/18			35,000	64,181

Square, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/22			23,000	37,504

Tesla, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21			20,000	21,625

				415,456
Consumer staples (—%)

IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22			32,000	33,800

Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47			46,000	46,000

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20			27,000	31,101

Wayfair, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 9/1/22			20,000	20,875

				131,776
Energy (0.1%)

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $24,845) (Cayman Islands)(RES)			35,887	47,371

Chesapeake Energy Corp. 144A cv. sr. unsec. bonds 5.50%, 9/15/26			31,000	28,229

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23			18,000	19,350

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20			44,000	40,480

				135,430
Financials (0.1%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5.25%, 12/1/18(R)			39,000	45,776

Colony Starwood Homes 144A cv. sr. unsec. notes 3.50%, 1/15/22(R)			41,000	47,611

Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds 3.00%, 7/1/20			21,000	23,258

Hercules Capital, Inc. 144A cv. sr. unsec. notes 4.375%, 2/1/22			18,000	18,506

Heritage Insurance Holdings, Inc. 144A cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37			15,000	20,006

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)			38,000	41,824

				196,981
Health care (0.1%)

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.50%, 10/15/20			24,000	28,425

Clovis Oncology, Inc. cv. sr. unsec. notes 2.50%, 9/15/21			22,000	29,604

Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22			35,000	33,950

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)			72,000	72,135

Medicines Co. (The) cv. sr. unsec. unsub. notes 2.75%, 7/15/23			41,000	37,489

Neurocrine Biosciences, Inc. 144A cv. sr. unsec. notes 2.25%, 5/15/24			10,000	12,769

Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21			17,000	17,754

Pacira Pharmaceuticals, Inc. (Delaware) 144A cv. sr. unsec. sub. notes 2.375%, 4/1/22			34,000	35,530

Sucampo Pharmaceuticals, Inc. cv. sr. unsec. notes 3.25%, 12/15/21			28,000	34,003

Teladoc, Inc. 144A cv. sr. unsec. notes 3.00%, 12/15/22			19,000	21,363

Wright Medical Group, Inc. cv. sr. unsec. notes 2.00%, 2/15/20			27,000	27,692

				350,714
Technology (0.4%)

Carbonite, Inc. 144A cv. sr. unsec. unsub. notes 2.50%, 4/1/22			14,000	17,115

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19			13,000	16,811

Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22			27,000	35,438

Electronics For Imaging, Inc. cv. sr. unsec. unsub. bonds 0.75%, 9/1/19			34,000	32,789

Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22			22,000	24,324

Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36			31,000	28,830

HubSpot, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/22			25,000	28,766

Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21			28,000	27,808

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22			34,000	37,931

J2 Cloud Services, LLC cv. sr. unsec. notes 3.25%, 6/15/29			32,000	39,620

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			6,000	20,606

Microchip Technology, Inc. 144A cv. sr. unsec. sub. notes 1.625%, 2/15/27			107,000	125,391

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43			45,000	64,884

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33			11,000	41,271

Nice Systems, Inc. 144A cv. company guaranty sr. unsec. notes 1.25%, 1/15/24			29,000	35,724

NXP Semiconductors NV cv. sr. unsec. bonds 1.00%, 12/1/19			23,000	28,362

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			41,000	52,326

OSI Systems, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/1/22			37,000	33,300

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20			29,000	36,286

RealPage, Inc. 144A cv. sr. unsec. notes 1.50%, 11/15/22			39,000	48,263

Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19			23,000	37,835

salesforce.com, Inc. cv. sr. unsec. unsub. notes 0.25%, 4/1/18			31,000	47,469

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 11/1/18			21,000	37,026

Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23			31,000	44,233

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20			15,000	25,678

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21			33,000	30,752

Workday, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/22			16,000	15,820

				1,014,658
Transportation (—%)

Air Transport Services Group, Inc. 144A cv. sr. unsec. notes 1.125%, 10/15/24			33,000	34,073

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19			19,000	17,076

				51,149

Total convertible bonds and notes (cost $2,456,118)				$2,590,599

COMMON STOCKS (0.2%)(a)
			Shares	Value

Avaya Holdings Corp.(NON)			20,352	$357,178

Caesars Entertainment Corp.(NON)			3,910	49,462

CHC Group, LLC (acquired 3/23/17, cost $10,107) (Cayman Islands)(RES)(NON)			697	5,576

Halcon Resources Corp.(NON)			11,307	85,594

Milagro Oil & Gas, Inc. (Units)(F)			73	5,913

Nine Point Energy			537	7,389

SandRidge Energy, Inc.(NON)			3,589	75,620

Tervita Corp. Class A (Canada)			191	1,482

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			9,820	7,856

Tribune Media Co. Class 1C(F)			40,066	10,017

Total common stocks (cost $636,662)				$606,087

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
			Shares	Value

Nine Point Energy 6.75% cv. pfd.			13	$13,456

Total convertible preferred stocks (cost $13,000)				$13,456

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	3,071	$2,180

Total warrants (cost $—)				$2,180

SHORT-TERM INVESTMENTS (10.9%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 1.45%(AFF)		Shares	11,493,996	$11,493,996

U.S. Treasury Bills 1.026%, 1/18/18(SEGSF)(SEGCCS)			$452,000	451,702

U.S. Treasury Bills 1.060%, 1/11/18(SEG)(SEGSF)(SEGCCS)			1,537,000	1,536,364

U.S. Treasury Bills 1.065%, 2/1/18(SEGSF)(SEGCCS)			5,435,000	5,428,676

U.S. Treasury Bills 1.070%, 1/25/18(SEGSF)(SEGCCS)			2,198,000	2,196,025

U.S. Treasury Bills 1.116%, 2/8/18(SEGSF)(SEGCCS)			3,215,000	3,210,442

U.S. Treasury Bills 1.149%, 1/4/18(SEGSF)			59,000	58,988

U.S. Treasury Bills 1.170%, 2/15/18(SEGSF)(SEGCCS)			712,000	710,790

U.S. Treasury Bills 1.308%, 3/8/18(SEGSF)(SEGCCS)			755,000	753,102

U.S. Treasury Bills 1.317%, 3/1/18(SEGCCS)			84,000	83,811

U.S. Treasury Bills 1.320%, 3/15/18(SEG)(SEGSF)(SEGCCS)			2,959,000	2,950,744

U.S. Treasury Bills 1.330%, 3/22/18(SEGSF)(SEGCCS)			392,000	390,792

Total short-term investments (cost $29,269,268)				$29,265,432

TOTAL INVESTMENTS

Total investments (cost $397,759,640)				$398,843,136

FORWARD CURRENCY CONTRACTS at 12/31/17 (aggregate face value $124,629,824) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/17/18	$208,795	$236,253	$(27,458)
	Euro	Buy	3/21/18	262,057	262,025	32
	Norwegian Krone	Buy	3/21/18	954,863	953,020	1,843
	Russian Ruble	Sell	3/21/18	1,360,696	1,330,237	(30,459)
	Swedish Krona	Buy	3/21/18	1,324,705	1,293,404	31,301
Barclays Bank PLC
	Australian Dollar	Buy	1/17/18	2,860,079	2,892,790	(32,711)
	British Pound	Sell	3/21/18	3,033,416	3,036,709	3,293
	Canadian Dollar	Buy	1/17/18	1,374,209	1,345,090	29,119
	Euro	Buy	3/21/18	62,079	63,681	(1,602)
	Japanese Yen	Buy	2/22/18	1,327,937	1,344,654	(16,717)
	Japanese Yen	Sell	2/22/18	1,353,176	1,338,816	(14,360)
	Norwegian Krone	Sell	3/21/18	1,361,953	1,346,235	(15,718)
	Swedish Krona	Sell	3/21/18	1,091,459	1,072,627	(18,832)
	Swiss Franc	Buy	3/21/18	83,376	76,758	6,618
Citibank, N.A.
	Australian Dollar	Buy	1/17/18	1,366,839	1,337,149	29,690
	Australian Dollar	Sell	1/17/18	1,366,839	1,352,359	(14,480)
	Brazilian Real	Buy	1/3/18	2,923,005	3,033,843	(110,838)
	Brazilian Real	Sell	1/3/18	2,923,005	3,020,170	97,165
	Brazilian Real	Buy	4/3/18	137,703	171,915	(34,212)
	British Pound	Sell	3/21/18	20,981	20,749	(232)
	Canadian Dollar	Buy	1/17/18	201,568	200,301	1,267
	Canadian Dollar	Sell	1/17/18	201,568	200,663	(905)
	Japanese Yen	Buy	2/22/18	4,723	6,733	(2,010)
	New Zealand Dollar	Buy	1/17/18	2,742,295	2,729,419	12,876
	New Zealand Dollar	Sell	1/17/18	2,742,295	2,670,695	(71,600)
	Norwegian Krone	Buy	3/21/18	2,428,899	2,413,300	15,599
Credit Suisse International
	Australian Dollar	Buy	1/17/18	4,211,625	4,158,458	53,167
	Australian Dollar	Sell	1/17/18	4,211,625	4,142,912	(68,713)
	Canadian Dollar	Buy	1/17/18	45,757	45,465	292
	Canadian Dollar	Sell	1/17/18	45,757	45,117	(640)
	Japanese Yen	Sell	2/22/18	1,306,526	1,276,149	(30,377)
	New Zealand Dollar	Buy	1/17/18	1,385,284	1,368,901	16,383
	New Zealand Dollar	Sell	1/17/18	1,385,284	1,380,564	(4,720)
	Norwegian Krone	Sell	3/21/18	1,356,375	1,343,115	(13,260)
	Swedish Krona	Buy	3/21/18	60,529	52,556	7,973
Goldman Sachs International
	Australian Dollar	Buy	1/17/18	46,659	28,169	18,490
	Brazilian Real	Buy	1/3/18	1,981,821	2,030,991	(49,170)
	Brazilian Real	Sell	1/3/18	1,981,821	1,986,434	4,613
	Brazilian Real	Sell	4/3/18	689,741	666,363	(23,378)
	British Pound	Sell	3/21/18	1,229,609	1,230,646	1,037
	Canadian Dollar	Buy	1/17/18	15,120	26,939	(11,819)
	Euro	Buy	3/21/18	1,272,073	1,265,880	6,193
	Japanese Yen	Sell	2/22/18	168,611	151,877	(16,734)
	New Zealand Dollar	Sell	1/17/18	2,620,418	2,528,774	(91,644)
	Norwegian Krone	Buy	3/21/18	1,253,446	1,259,802	(6,356)
	South African Rand	Buy	1/17/18	191,764	250,765	(59,001)
	Swedish Krona	Sell	3/21/18	2,002,875	1,967,749	(35,126)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/17/18	1,394,382	1,360,298	34,084
	Australian Dollar	Sell	1/17/18	1,394,382	1,388,435	(5,947)
	Canadian Dollar	Buy	1/17/18	1,377,392	1,364,292	13,100
	Canadian Dollar	Sell	1/17/18	1,377,392	1,350,497	(26,895)
	Euro	Sell	3/21/18	5,304	3,721	(1,583)
	Japanese Yen	Sell	2/22/18	1,296,192	1,282,569	(13,623)
	Mexican Peso	Buy	1/17/18	313,467	301,493	11,974
	New Zealand Dollar	Sell	1/17/18	8,078	32,685	24,607
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/17/18	134,593	123,051	11,542
	Canadian Dollar	Buy	1/17/18	2,062,786	2,021,394	41,392
	Euro	Buy	3/21/18	266,759	277,610	(10,851)
	Japanese Yen	Sell	2/22/18	1,330,671	1,316,637	(14,034)
	New Zealand Dollar	Sell	1/17/18	434,433	369,036	(65,397)
	Norwegian Krone	Buy	3/21/18	1,204,258	1,195,128	9,130
	Swedish Krona	Sell	3/21/18	2,541,496	2,498,529	(42,967)
	Swiss Franc	Sell	3/21/18	5,365	10,086	4,721
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/17/18	2,192,888	2,180,737	12,151
	Canadian Dollar	Buy	1/17/18	1,572,037	1,577,541	(5,504)
	Japanese Yen	Buy	2/22/18	27,351	47,932	(20,581)
	New Zealand Dollar	Sell	1/17/18	1,370,474	1,323,284	(47,190)
	Norwegian Krone	Buy	3/21/18	473,037	469,211	3,826
	Swedish Krona	Sell	3/21/18	2,638,510	2,588,880	(49,630)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/17/18	4,190,558	4,144,832	45,726
	Australian Dollar	Sell	1/17/18	4,190,558	4,077,668	(112,890)
	British Pound	Sell	3/21/18	1,361,856	1,363,155	1,299
	Canadian Dollar	Buy	1/17/18	2,043,369	2,022,977	20,392
	Euro	Buy	3/21/18	1,304,741	1,286,156	18,585
	Japanese Yen	Sell	2/22/18	14,125	7,762	(6,363)
	New Zealand Dollar	Sell	1/17/18	1,419,083	1,260,713	(158,370)
	Norwegian Krone	Buy	3/21/18	1,856,900	1,842,115	14,785
	Swedish Krona	Sell	3/21/18	1,041,733	1,022,863	(18,870)
UBS AG
	Australian Dollar	Buy	1/17/18	2,678,046	2,635,458	42,588
	British Pound	Sell	3/21/18	3,078,355	3,081,132	2,777
	Euro	Buy	3/21/18	1,850,069	1,836,587	13,482
	Japanese Yen	Sell	2/22/18	1,326,385	1,273,626	(52,759)
	New Zealand Dollar	Sell	1/17/18	2,777,653	2,688,430	(89,223)
	Norwegian Krone	Buy	3/21/18	2,457,814	2,440,097	17,717
	Swedish Krona	Sell	3/21/18	1,353,843	1,331,799	(22,044)
WestPac Banking Corp.
	Australian Dollar	Buy	1/17/18	2,715,030	2,689,654	25,376
	Australian Dollar	Sell	1/17/18	2,715,030	2,699,976	(15,054)
	Canadian Dollar	Buy	1/17/18	42,653	42,120	533
	Canadian Dollar	Sell	1/17/18	42,653	42,025	(628)
	Japanese Yen	Buy	2/22/18	60,396	80,603	(20,207)
	New Zealand Dollar	Buy	1/17/18	1,382,591	1,379,639	2,952
	New Zealand Dollar	Sell	1/17/18	1,382,591	1,340,170	(42,421)

Unrealized appreciation						709,690

Unrealized (depreciation)						(1,646,103)

Total						$(936,413)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Euro-OAT 10 yr (Short)	14	$2,606,698	$2,606,697	Mar-18	$33,557

Unrealized appreciation					33,557

Unrealized (depreciation)					—

Total					$33,557

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/17 (premiums $6,021,212) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		$27,734,600	$37,442
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		27,734,600	64,899
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		61,632,500	65,330
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		61,632,500	301,999

Citibank, N.A.
1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	6,718,000	2,015
2.505/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.505		$26,688,200	6,939
(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05		36,979,000	7,026
2.675/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675		24,653,000	25,639
2.428/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.428		19,921,100	54,385
(2.398)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.398		19,921,100	66,337
2.398/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.398		19,921,100	67,134
2.412/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.412		19,908,500	95,561
(2.428)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.428		19,921,100	106,179
(2.412)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.412		19,908,500	112,483
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		12,326,500	213,988

Credit Suisse International
2.63625/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.63625		24,653,000	8,629

Goldman Sachs International
(0.185)/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.185	EUR	16,901,200	1,825
2.68675/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.68675		$20,029,000	3,605
(2.357)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.357		20,016,000	40,432
0.321/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.321	EUR	16,901,200	59,823
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		$49,306,000	66,563
(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46		6,656,300	76,215
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	4,225,300	348,696
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	4,225,300	366,997
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	8,451,000	638,967

JPMorgan Chase Bank N.A.
(2.3205)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.3205		$3,969,000	2,223
2.4115/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.4115		3,969,000	8,136
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		27,734,600	36,055
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		61,632,500	63,481
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		27,734,600	66,563
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00 Floor		6,568,000	73,443
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	4,647,800	126,634
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		$61,632,500	307,546
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	8,451,000	601,097

Morgan Stanley & Co. International PLC
(0.189)/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.189	EUR	16,901,200	1,825
(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01		$36,979,500	10,724
2.3675/3 month USD-LIBOR-BBA/Mar-23	Mar-18/2.3675		21,126,500	52,816
0.325/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.325	EUR	16,901,200	57,592

Total				$4,247,243

WRITTEN OPTIONS OUTSTANDING at 12/31/17 (premiums $1,071,010) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Barclays Bank PLC
USD/MXN (Call)	May-18/MXN 22.00	$16,063,100	$16,063,100	$199,873

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-18/96.60	15,000,000	15,000,000	28,470
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.21	14,000,000	14,000,000	34,594
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.29	14,000,000	14,000,000	30,814
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.40	14,000,000	14,000,000	25,648
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.45	14,000,000	14,000,000	23,870
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.62	14,000,000	14,000,000	17,724
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.70	14,000,000	14,000,000	15,190
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.80	14,000,000	14,000,000	12,586
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.86	14,000,000	14,000,000	11,354
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	61,000,000	61,000,000	101,321
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.84	14,000,000	14,000,000	27,202
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.71	14,000,000	14,000,000	23,786
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.59	14,000,000	14,000,000	20,790
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.34	14,000,000	14,000,000	15,834
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.21	14,000,000	14,000,000	13,790
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.09	14,000,000	14,000,000	11,984
USD/JPY (Put)	Jan-18/JPY 103.00	27,019,700	27,019,700	27

Total				$614,857

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.

(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$6,163,300	$(123,266)	$(10,786)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	3,698,000	(396,795)	(22,225)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	6,163,300	(240,985)	(34,021)
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	6,163,300	(240,985)	(39,568)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	3,698,000	(130,355)	(39,901)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	6,163,300	(123,266)	(62,927)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	3,698,000	(130,355)	(80,986)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	3,698,000	(396,795)	(94,040)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	3,698,000	334,114	199,433
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	6,163,300	236,979	96,394
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	3,698,000	334,114	86,385
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	6,163,300	236,979	49,738
Barclays Bank PLC

(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	6,163,300	(123,266)	(11,156)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	3,698,000	(51,587)	(20,117)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	3,698,000	(51,587)	(30,472)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	6,163,300	(123,266)	(62,742)
Citibank, N.A.

(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	934,000	(17,326)	(822)
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	934,000	(17,326)	(3,689)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	934,000	(120,253)	(5,744)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	934,000	(120,253)	(16,532)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,163,300	(240,985)	(33,097)
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,163,300	(240,985)	(40,431)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	6,163,300	237,287	94,976
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	6,163,300	236,054	50,909
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	934,000	74,720	13,169
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	934,000	74,720	4,969
Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	739,600	(93,375)	(1,760)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,556,600	(141,651)	(3,720)
(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	1,556,600	(55,259)	(3,783)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	1,556,600	(74,717)	(5,993)
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	1,556,600	(39,693)	(6,366)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,556,600	(124,761)	(7,114)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	1,556,600	(55,259)	(10,242)
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,556,600	(124,761)	(11,752)
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,556,600	(107,872)	(12,282)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	739,600	(93,375)	(19,318)
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	1,556,600	65,689	12,873
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	1,556,600	93,163	11,830
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	1,556,600	93,163	10,211
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	1,556,600	127,797	4,032
JPMorgan Chase Bank N.A.

2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	1,556,600	(18,679)	12,640
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,556,600	(89,971)	8,250
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	934,000	(12,422)	(383)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	934,000	(22,883)	(4,259)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	934,000	(144,396)	(8,658)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	934,000	(100,218)	(13,973)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,698,000	(516,333)	(22,743)
(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	1,556,600	(96,509)	(26,789)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,556,600	(161,886)	(28,112)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,698,000	(516,333)	(203,131)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	3,698,000	351,125	226,096
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	1,556,600	169,669	53,625
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	3,698,000	351,125	47,260
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	934,000	52,397	9,032
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	934,000	102,833	7,911
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	1,556,600	25,684	(29,560)
Morgan Stanley & Co. International PLC

2.3388/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.3388	39,760,000	(117,498)	6,362
(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	934,000	(23,350)	(2,092)
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	934,000	(12,235)	(2,111)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	934,000	(100,498)	(2,391)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	934,000	(143,089)	(21,762)
(2.5012)/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.5012	39,760,000	(114,618)	(23,859)
2.42/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.42	19,880,000	116,949	21,073
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	934,000	102,366	20,557
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	934,000	51,930	159
(2.42)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.42	19,880,000	115,167	(9,542)

Unrealized appreciation				1,047,884

Unrealized (depreciation)				(1,090,951)

Total				$(43,067)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/17 (proceeds receivable $74,327,539) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 1/1/48	$3,000,000	1/11/18	$3,191,719
Federal National Mortgage Association, 4.00%, 1/1/48	7,000,000	1/11/18	7,321,563
Federal National Mortgage Association, 3.50%, 1/1/48	40,000,000	1/11/18	41,084,375
Federal National Mortgage Association, 3.00%, 1/1/48	23,000,000	1/11/18	23,005,391

Total			$74,603,048

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

JPMorgan Chase Bank N.A.
MYR	3,705,000	$4,202	$—	12/12/22	3.925% — Quarterly	3 month MYR-KLIBOR-BNM — Quarterly	$(4,448)

Upfront premium received			—			Unrealized appreciation	—

Upfront premium (paid)			—			Unrealized (depreciation)	(4,448)

		Total	$—			Total	$(4,448)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$4,771,000	$38,731	(E)	$(35)	10/27/27	3 month USD-LIBOR-BBA — Quarterly	2.74875% — Semiannually	$38,696
		4,477,000	8,385	(E)	20,215	3/21/28	3 month USD-LIBOR-BBA — Quarterly	2.40% — Semiannually	11,830
		165,738,600	167,893	(E)	(154,230)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,663
		42,682,600	49,683	(E)	(25,029)	3/21/23	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(74,712)
		105,712,400	276,438	(E)	(260,462)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(536,900)
		8,948,300	635	(E)	134,822	3/21/48	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	135,457
		1,239,000	4,184		(9)	12/20/27	2.3575% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,954
		46,403,000	55,591	(E)	(9,627)	3/21/23	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	45,964
		9,121,600	67,436	(E)	(74)	1/30/28	2.48875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(67,510)
		3,389,000	21,903		(25)	12/27/27	3 month USD-LIBOR-BBA — Quarterly	2.4685% — Semiannually	22,020
		8,629,000	51,377	(E)	(70)	2/26/28	2.48% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(51,447)
	AUD	5,347,000	10,910		(17)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	7,612
	AUD	5,347,000	6,462		(17)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	3,755
	AUD	23,654,000	127,236	(E)	(61,927)	3/21/23	2.40% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	65,309
	AUD	5,551,000	30,946	(E)	(14,864)	3/21/28	6 month AUD-BBR-BBSW — Semiannually	2.75% — Semiannually	(45,810)
	BRL	9,366,135	7,449		(26)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	6,171
	BRL	4,239,850	153,614		(11)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(153,625)
	BRL	4,676,372	69,588		(12)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	69,030
	BRL	17,962,784	139,512		(22)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(137,435)
	BRL	4,758,157	11,616		(19)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(11,106)
	BRL	7,880,666	10,183		(24)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	(10,207)
	BRL	20,842,443	23,167		(1)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(21,141)
	BRL	6,464,275	21,078		(22)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	21,056
	BRL	18,204,760	20,273		(22)	1/2/19	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(18,714)
	CAD	5,244,000	41,869		(17)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(34,297)
	CAD	5,244,000	35,886		(17)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(29,660)
	CAD	25,167,000	177,270	(E)	(1,314)	3/21/23	3 month CAD-BA-CDOR — Semiannually	2.10% — Semiannually	(178,584)
	CAD	114,000	1,026	(E)	(549)	3/21/28	3 month CAD-BA-CDOR — Semiannually	2.30% — Semiannually	(1,575)
	CHF	9,535,000	705		(22)	9/29/19	—	0.528% plus 6 month CHF-LIBOR-BBA — Semiannually	(2,661)
	CHF	9,535,000	528		(22)	10/2/19	—	0.526% plus 6 month CHF-LIBOR-BBA — Semiannually	(2,786)
	CHF	19,865,000	3,384		(46)	10/6/19	—	0.53% plus 6 month CHF-LIBOR-BBA — Semiannually	(3,032)
	CHF	19,974,000	51,921	(E)	(21,475)	3/21/23	—	0.15% 6 month CHF-LIBOR-BBA — Semiannually	30,446
	CHF	1,020,000	5,872	(E)	(106)	3/21/28	6 month CHF-LIBOR-BBA — Semiannually	0.25% — Annually	(5,978)
	EUR	3,849,000	531	(E)	(15)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(546)
	EUR	3,849,000	1,473	(E)	(15)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(1,488)
	EUR	12,446,000	2,524		(109)	4/26/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(25,676)
	EUR	12,463,000	4,486		(110)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(21,950)
	EUR	3,590,000	35,028	(E)	(31)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(35,059)
	EUR	931,000	5,760	(E)	(20)	12/20/47	1.85% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	5,740
	EUR	1,275,000	7,479	(E)	(27)	12/20/67	6 month EUR-EURIBOR-REUTERS — Semiannually	1.41% — Annually	(7,506)
	EUR	12,201,000	85,172	(E)	9,928	3/21/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.25% — Annually	(75,244)
	EUR	42,110,000	387,583	(E)	(20,014)	3/21/28	6 month EUR-EURIBOR-REUTERS — Semiannually	0.85% — Annually	(407,600)
	GBP	1,747,000	72,094	(E)	(32)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(72,127)
	GBP	7,946,000	4,645		(24)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	13,844
	GBP	1,589,000	50,329	(E)	(19)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(50,348)
	GBP	7,946,000	14,236		9,866	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	25,074
	GBP	13,569,000	27,554	(E)	26,083	3/21/23	1.10% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(1,471)
	GBP	3,233,000	21,520	(E)	31,904	3/21/28	1.35% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	10,384
	INR	62,700,000	1,863		—	12/22/22	6.715% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	(2,853)
	JPY	511,900,000	131,234		(30)	2/19/20	6 month JPY-LIBOR-BBA — Semiannually	1.3975% — Semiannually	154,522
	JPY	351,000,000	5,296		(13)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	(5,230)
	JPY	176,000,000	5,256		(12)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	5,094
	KRW	501,470,000	993		(6)	12/13/27	2.1725% — Quarterly	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	863
	MXN	37,435,000	205,847		—	1/1/26	1 month MXN-TIIE-BANXICO — 28 Days	6.16% — 28 Days	(207,089)
	MXN	40,660,000	133,938		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(136,156)
	MXN	9,710,000	4,835		(6)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(5,095)
	MXN	11,645,000	8,878		(7)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(8,992)
	NOK	147,232,000	163,396	(E)	(91,227)	3/21/23	1.40% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	72,169
	NOK	52,072,000	44,185	(E)	(9,047)	3/21/28	6 month NOK-NIBOR-NIBR — Semiannually	1.90% — Annually	(53,231)
	NZD	13,447,000	17,049	(E)	(61,739)	3/21/28	3 month NZD-BBR-FRA — Quarterly	3.20% — Semiannually	(44,689)
	NZD	4,301,000	6,203	(E)	207	3/21/23	2.70% — Semiannually	3 month NZD-BBR-FRA — Quarterly	6,410
	SEK	80,438,000	9,629		(21)	11/10/19	—	0.245% 3 month SEK-STIBOR-SIDE — Quarterly	5,632
	SEK	16,480,000	11,283		(14)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	(6,667)
	SEK	80,438,000	9,816		(21)	11/10/19	—	0.246% 3 month SEK-STIBOR-SIDE — Quarterly	5,832
	SEK	16,480,000	10,332		(14)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	(5,703)
	SEK	80,438,000	5,442		(22)	11/13/19	—	0.2225% 3 month SEK-STIBOR-SIDE — Quarterly	1,383
	SEK	16,480,000	4,878		(14)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	(442)
	SEK	16,480,000	5,352		(14)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	(923)
	SEK	80,438,000	6,825		(22)	11/13/19	—	0.23% 3 month SEK-STIBOR-SIDE — Quarterly	2,862
	SEK	25,673,000	27,989	(E)	22,609	3/21/23	3 month SEK-STIBOR-SIDE — Quarterly	0.40% — Annually	(5,380)
	SEK	80,910,000	107,787	(E)	34,469	3/21/28	3 month SEK-STIBOR-SIDE — Quarterly	1.15% — Annually	(73,317)
	ZAR	41,435,000	38,845		(7)	10/31/20	3 month ZAR-JIBAR-SAFEX — Quarterly	7.48% — Quarterly	41,067
	ZAR	15,940,000	40,633		(8)	10/31/27	8.365% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	(43,263)

	Total				$(442,670)				$(1,859,386)

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Barclays Bank PLC
$59,295	$58,429	$—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(356)
101,839	101,764	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	47
56,193	54,874	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(642)
67,843	67,792	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	31
7,104	6,956	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(63)
126,624	126,154	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(266)
604,388	603,940	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	279
474,668	473,011	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(989)
289,826	288,866	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	382
77,605	75,630	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,160)
46,744	45,554	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(698)
59,253	57,745	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(885)
106,439	104,228	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(948)
15,268	14,951	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(136)
220,851	216,050	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,444
184,169	180,833	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,681
369,157	362,469	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,370
31,519	31,138	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	125
939,197	935,558	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,117)
7,729,517	7,701,808	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(15,191)
4,910,043	4,898,757	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	650

Citibank, N.A.
480,251	478,530	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(944)
1,029,257	1,025,568	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,023)
96,133	95,788	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(189)

Credit Suisse International
411,703	410,227	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(809)
332,239	331,476	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	44
130,584	127,260	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,951)
137,733	134,739	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,524
152,680	149,361	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,690
135,878	132,420	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,030)
49,987	49,082	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(456)
42,417	41,683	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(391)
111,282	109,937	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(441)
37,223	36,773	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(147)
68,065	67,242	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(270)
475,845	466,880	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,688)
122,994	120,676	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,212)
120,223	118,023	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,213)
241,566	237,190	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,205

Deutsche Bank AG
332,239	331,476	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	44

Goldman Sachs International
77,565	75,744	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(886)
35,120	34,390	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(313)
147,191	145,043	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(884)
147,191	145,043	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(884)
228,290	227,765	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	30
85,759	85,562	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	11
131,845	129,479	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(1,088)
4,185	4,087	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(48)
35,678	34,840	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(407)
87,132	85,670	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(673)
37,505	36,624	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(428)
75,010	73,249	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(857)
2,637	2,582	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(23)
161,136	160,766	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	21
312,720	312,002	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	41
193,322	192,877	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	26
14,868	14,834	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	2
39,620	39,528	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	5
343,402	338,391	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,063)
299,137	294,772	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,797)
219,461	214,690	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,429
302,962	297,722	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,789)
239,394	235,254	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,204)
110,749	108,834	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,020)
122,057	119,757	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,203)
138,740	137,062	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	549
645,664	633,499	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,361)
204,449	198,228	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	4,681
549,092	539,145	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,012

JPMorgan Chase Bank N.A.
432,663	424,825	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,949)
247,435	242,953	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,259)
379,019	372,153	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,460)
234,878	230,623	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,144)
219,461	214,690	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,429

JPMorgan Securities LLC
310,620	304,941	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,977)
46,311	45,751	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	183
996,216	981,677	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,984
293,206	285,744	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	4,381
695,522	683,494	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	6,404

Upfront premium received		—		Unrealized appreciation		46,704

Upfront premium (paid)		—		Unrealized (depreciation)		(78,932)

	Total	$—			Total	$(32,228)

	CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	EUR	7,997,000	$138,555	$—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$138,555
	EUR	7,997,000	251,749	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(251,750)
	EUR	2,999,000	53,392	(39)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	53,353
	EUR	2,999,000	104,773	(72)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(104,846)
	EUR	4,998,000	84,202	(64)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	84,137
	EUR	4,998,000	169,819	(123)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(169,939)
	EUR	3,999,000	60,405	(51)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	60,353
	EUR	3,999,000	118,957	(97)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(119,054)
	EUR	7,997,000	63,616	(57)	10/15/22	(1.3013%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	63,559
	EUR	3,999,000	30,891	(28)	10/15/22	(1.305%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	30,863
		$3,232,000	31,935	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	31,935
		3,232,000	43,422	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(43,422)
		3,719,000	43,018	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	43,018
		3,599,000	5,830	(22)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	5,808
		3,599,000	10,869	(39)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(10,908)
		3,719,000	63,186	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(63,186)
		3,599,000	8,404	(22)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	8,382
		3,599,000	11,038	(39)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(11,077)

	Total			$(653)				$(254,219)

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/17 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$4,375	$64,000	$9,363	5/11/63	300 bp — Monthly	$(4,951)
	CMBX NA BBB-.6 Index	BBB-/P	8,497	141,000	20,628	5/11/63	300 bp — Monthly	(12,049)
	CMBX NA BBB-.6 Index	BBB-/P	17,409	282,000	41,257	5/11/63	300 bp — Monthly	(23,683)
	CMBX NA BBB-.6 Index	BBB-/P	16,587	291,000	42,573	5/11/63	300 bp — Monthly	(25,817)

	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	28,646	169,000	24,725	5/11/63	300 bp — Monthly	4,019
	CMBX NA BBB-.6 Index	BBB-/P	29,486	217,000	31,747	5/11/63	300 bp — Monthly	(2,134)

	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	20,776	134,000	19,604	5/11/63	300 bp — Monthly	1,250
	CMBX NA BBB-.6 Index	BBB-/P	38,364	263,000	38,477	5/11/63	300 bp — Monthly	41
	CMBX NA BBB-.6 Index	BBB-/P	76,729	526,000	76,954	5/11/63	300 bp — Monthly	82
	CMBX NA BBB-.6 Index	BBB-/P	21,326	126,000	18,434	5/11/63	300 bp — Monthly	2,965
	CMBX NA BBB-.6 Index	BBB-/P	36,978	292,000	42,720	5/11/63	300 bp — Monthly	(5,571)
	CMBX NA BBB-.6 Index	BBB-/P	41,680	359,000	52,522	5/11/63	300 bp — Monthly	(10,633)
	CMBX NA BBB-.6 Index	BBB-/P	55,222	366,000	53,546	5/11/63	300 bp — Monthly	1,889
	CMBX NA BBB-.6 Index	BBB-/P	51,002	445,000	65,104	5/11/63	300 bp — Monthly	(13,842)
	CMBX NA BBB-.6 Index	BBB-/P	53,345	465,000	68,030	5/11/63	300 bp — Monthly	(14,413)
	CMBX NA BBB-.6 Index	BBB-/P	82,454	780,000	114,114	5/11/63	300 bp — Monthly	(31,205)
	CMBX NA BBB-.6 Index	BBB-/P	137,903	914,000	133,718	5/11/63	300 bp — Monthly	4,718
	CMBX NA BBB-.6 Index	BBB-/P	106,372	983,000	143,813	5/11/63	300 bp — Monthly	(36,868)
	CMBX NA BBB-.6 Index	BBB-/P	599,291	5,605,000	820,012	5/11/63	300 bp — Monthly	(217,451)
	CMBX NA BBB-.7 Index	BBB-/P	51,226	780,000	91,104	1/17/47	300 bp — Monthly	(39,423)
	CMBX NA BBB-.7 Index	BBB-/P	623,842	8,440,000	985,792	1/17/47	300 bp — Monthly	(357,029)

	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	13,013	84,000	12,289	5/11/63	300 bp — Monthly	773
	CMBX NA BBB-.6 Index	BBB-/P	6,450	46,000	6,730	5/11/63	300 bp — Monthly	(253)
	CMBX NA BBB-.6 Index	BBB-/P	6,758	78,000	11,411	5/11/63	300 bp — Monthly	(4,608)
	CMBX NA BBB-.6 Index	BBB-/P	7,858	91,000	13,313	5/11/63	300 bp — Monthly	(5,402)
	CMBX NA BBB-.6 Index	BBB-/P	12,871	115,000	16,825	5/11/63	300 bp — Monthly	(3,886)
	CMBX NA BBB-.6 Index	BBB-/P	10,295	122,000	17,849	5/11/63	300 bp — Monthly	(7,482)
	CMBX NA BBB-.6 Index	BBB-/P	9,733	123,000	17,995	5/11/63	300 bp — Monthly	(8,190)
	CMBX NA BBB-.6 Index	BBB-/P	23,502	157,000	22,969	5/11/63	300 bp — Monthly	625
	CMBX NA BBB-.6 Index	BBB-/P	23,233	158,000	23,115	5/11/63	300 bp — Monthly	210
	CMBX NA BBB-.6 Index	BBB-/P	18,496	166,000	24,286	5/11/63	300 bp — Monthly	(5,693)
	CMBX NA BBB-.6 Index	BBB-/P	18,286	169,000	24,725	5/11/63	300 bp — Monthly	(6,340)
	CMBX NA BBB-.6 Index	BBB-/P	18,357	169,000	24,725	5/11/63	300 bp — Monthly	(6,269)
	CMBX NA BBB-.6 Index	BBB-/P	20,534	175,000	25,603	5/11/63	300 bp — Monthly	(4,966)
	CMBX NA BBB-.6 Index	BBB-/P	29,593	178,000	26,041	5/11/63	300 bp — Monthly	3,655
	CMBX NA BBB-.6 Index	BBB-/P	15,274	181,000	26,480	5/11/63	300 bp — Monthly	(11,101)
	CMBX NA BBB-.6 Index	BBB-/P	15,166	183,000	26,773	5/11/63	300 bp — Monthly	(11,500)
	CMBX NA BBB-.6 Index	BBB-/P	24,103	216,000	31,601	5/11/63	300 bp — Monthly	(7,372)
	CMBX NA BBB-.6 Index	BBB-/P	24,103	216,000	31,601	5/11/63	300 bp — Monthly	(7,372)
	CMBX NA BBB-.6 Index	BBB-/P	11,095	226,000	33,064	5/11/63	300 bp — Monthly	(21,837)
	CMBX NA BBB-.6 Index	BBB-/P	16,691	245,000	35,844	5/11/63	300 bp — Monthly	(19,010)
	CMBX NA BBB-.6 Index	BBB-/P	40,089	266,000	38,916	5/11/63	300 bp — Monthly	1,328
	CMBX NA BBB-.6 Index	BBB-/P	13,442	271,000	39,647	5/11/63	300 bp — Monthly	(26,047)
	CMBX NA BBB-.6 Index	BBB-/P	13,211	271,000	39,647	5/11/63	300 bp — Monthly	(26,278)
	CMBX NA BBB-.6 Index	BBB-/P	14,449	277,000	40,525	5/11/63	300 bp — Monthly	(25,915)
	CMBX NA BBB-.6 Index	BBB-/P	36,039	296,000	43,305	5/11/63	300 bp — Monthly	(7,093)
	CMBX NA BBB-.6 Index	BBB-/P	33,021	305,000	44,622	5/11/63	300 bp — Monthly	(11,423)
	CMBX NA BBB-.6 Index	BBB-/P	47,211	452,000	66,128	5/11/63	300 bp — Monthly	(18,653)
	CMBX NA BBB-.6 Index	BBB-/P	62,391	569,000	83,245	5/11/63	300 bp — Monthly	(20,521)
	CMBX NA BBB-.6 Index	BBB-/P	71,494	605,000	88,512	5/11/63	300 bp — Monthly	(16,664)
	CMBX NA BBB-.6 Index	BBB-/P	71,741	605,000	88,512	5/11/63	300 bp — Monthly	(16,417)
	CMBX NA BBB-.6 Index	BBB-/P	67,357	611,000	89,389	5/11/63	300 bp — Monthly	(21,676)
	CMBX NA BBB-.6 Index	BBB-/P	37,011	765,000	111,920	5/11/63	300 bp — Monthly	(74,462)
	CMBX NA BBB-.7 Index	BBB-/P	34,850	500,000	58,400	1/17/47	300 bp — Monthly	(23,258)
	CMBX NA BBB-.7 Index	BBB-/P	51,111	600,000	70,080	1/17/47	300 bp — Monthly	(18,619)
	CMBX NA BBB-.7 Index	BBB-/P	90,359	1,040,000	121,472	1/17/47	300 bp — Monthly	(30,506)
	CMBX NA BBB-.7 Index	BBB-/P	112,277	1,519,000	177,419	1/17/47	300 bp — Monthly	(64,256)

	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	38,320	263,000	38,477	5/11/63	300 bp — Monthly	(4)
	CMBX NA BBB-.6 Index	BBB-/P	77,894	525,000	76,808	5/11/63	300 bp — Monthly	1,393
	CMBX NA BBB-.6 Index	BBB-/P	7,754	49,000	7,169	5/11/63	300 bp — Monthly	614
	CMBX NA BBB-.6 Index	BBB-/P	7,789	49,000	7,169	5/11/63	300 bp — Monthly	649
	CMBX NA BBB-.6 Index	BBB-/P	9,265	62,000	9,071	5/11/63	300 bp — Monthly	231
	CMBX NA BBB-.6 Index	BBB-/P	7,862	69,000	10,095	5/11/63	300 bp — Monthly	(2,192)
	CMBX NA BBB-.6 Index	BBB-/P	15,421	98,000	14,337	5/11/63	300 bp — Monthly	1,141
	CMBX NA BBB-.6 Index	BBB-/P	14,055	126,000	18,434	5/11/63	300 bp — Monthly	(4,305)
	CMBX NA BBB-.6 Index	BBB-/P	17,625	141,000	20,628	5/11/63	300 bp — Monthly	(2,921)
	CMBX NA BBB-.6 Index	BBB-/P	25,483	164,000	23,993	5/11/63	300 bp — Monthly	1,585
	CMBX NA BBB-.6 Index	BBB-/P	19,054	174,000	25,456	5/11/63	300 bp — Monthly	(6,301)
	CMBX NA BBB-.6 Index	BBB-/P	24,925	190,000	27,797	5/11/63	300 bp — Monthly	(2,761)
	CMBX NA BBB-.6 Index	BBB-/P	27,466	211,000	30,869	5/11/63	300 bp — Monthly	(3,280)
	CMBX NA BBB-.6 Index	BBB-/P	27,649	214,000	31,308	5/11/63	300 bp — Monthly	(3,534)
	CMBX NA BBB-.6 Index	BBB-/P	26,741	240,000	35,112	5/11/63	300 bp — Monthly	(8,231)
	CMBX NA BBB-.6 Index	BBB-/P	36,750	249,000	36,429	5/11/63	300 bp — Monthly	466
	CMBX NA BBB-.6 Index	BBB-/P	27,894	251,000	36,721	5/11/63	300 bp — Monthly	(8,681)
	CMBX NA BBB-.6 Index	BBB-/P	47,108	277,000	40,525	5/11/63	300 bp — Monthly	6,744
	CMBX NA BBB-.6 Index	BBB-/P	47,498	277,000	40,525	5/11/63	300 bp — Monthly	7,134
	CMBX NA BBB-.6 Index	BBB-/P	32,798	289,000	42,281	5/11/63	300 bp — Monthly	(9,314)
	CMBX NA BBB-.6 Index	BBB-/P	34,097	304,000	44,475	5/11/63	300 bp — Monthly	(10,201)
	CMBX NA BBB-.6 Index	BBB-/P	33,500	305,000	44,622	5/11/63	300 bp — Monthly	(10,944)
	CMBX NA BBB-.6 Index	BBB-/P	44,125	313,000	45,792	5/11/63	300 bp — Monthly	(1,484)
	CMBX NA BBB-.6 Index	BBB-/P	50,619	318,000	46,523	5/11/63	300 bp — Monthly	4,281
	CMBX NA BBB-.6 Index	BBB-/P	38,852	350,000	51,205	5/11/63	300 bp — Monthly	(12,148)
	CMBX NA BBB-.6 Index	BBB-/P	55,500	366,000	53,546	5/11/63	300 bp — Monthly	2,168
	CMBX NA BBB-.6 Index	BBB-/P	41,549	395,000	57,789	5/11/63	300 bp — Monthly	(16,010)
	CMBX NA BBB-.6 Index	BBB-/P	49,635	420,000	61,446	5/11/63	300 bp — Monthly	(11,566)
	CMBX NA BBB-.6 Index	BBB-/P	55,426	422,000	61,739	5/11/63	300 bp — Monthly	(6,066)
	CMBX NA BBB-.6 Index	BBB-/P	47,402	452,000	66,128	5/11/63	300 bp — Monthly	(18,462)
	CMBX NA BBB-.6 Index	BBB-/P	50,405	458,000	67,005	5/11/63	300 bp — Monthly	(16,333)
	CMBX NA BBB-.6 Index	BBB-/P	52,876	480,000	70,224	5/11/63	300 bp — Monthly	(17,068)
	CMBX NA BBB-.6 Index	BBB-/P	70,597	671,000	98,167	5/11/63	300 bp — Monthly	(27,179)
	CMBX NA BBB-.6 Index	BBB-/P	112,851	746,000	109,140	5/11/63	300 bp — Monthly	4,146
	CMBX NA BBB-.6 Index	BBB-/P	84,214	763,000	111,627	5/11/63	300 bp — Monthly	(26,967)
	CMBX NA BBB-.6 Index	BBB-/P	122,768	886,000	129,622	5/11/63	300 bp — Monthly	(6,337)
	CMBX NA BBB-.6 Index	BBB-/P	210,952	2,013,000	294,502	5/11/63	300 bp — Monthly	(82,376)
	CMBX NA BBB-.6 Index	BBB-/P	261,664	2,495,000	365,019	5/11/63	300 bp — Monthly	(101,899)
	CMBX NA BBB-.6 Index	BBB-/P	549,429	3,123,000	456,895	5/11/63	300 bp — Monthly	94,355
	CMBX NA BBB-.6 Index	BBB-/P	485,375	4,053,000	592,954	5/11/63	300 bp — Monthly	(105,214)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	38,870	263,000	38,477	5/11/63	300 bp — Monthly	547
	CMBX NA BBB-.6 Index	BBB-/P	38,928	263,000	38,477	5/11/63	300 bp — Monthly	604
	CMBX NA BBB-.6 Index	BBB-/P	38,318	263,000	38,477	5/11/63	300 bp — Monthly	(6)
	CMBX NA BBB-.6 Index	BBB-/P	77,707	525,000	76,808	5/11/63	300 bp — Monthly	1,206
	CMBX NA BBB-.6 Index	BBB-/P	77,780	525,000	76,808	5/11/63	300 bp — Monthly	1,279
	CMBX NA BBB-.6 Index	BBB-/P	76,916	526,000	76,954	5/11/63	300 bp — Monthly	269
	CMBX NA BBB-.6 Index	BBB-/P	116,041	788,000	115,284	5/11/63	300 bp — Monthly	1,217
	CMBX NA BBB-.6 Index	BBB-/P	115,105	790,000	115,577	5/11/63	300 bp — Monthly	(11)
	CMBX NA BBB-.6 Index	BBB-/P	155,146	1,051,000	153,761	5/11/63	300 bp — Monthly	1,998
	CMBX NA BBB-.6 Index	BBB-/P	28,646	169,000	24,725	5/11/63	300 bp — Monthly	4,019

	Upfront premium received		6,977,618			Unrealized appreciation		157,601

	Upfront premium (paid)		—			Unrealized (depreciation)		(1,849,933)

	Total		$6,977,618				Total	$(1,692,332)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/17 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(19,268)	$118,000	$22,125	1/17/47	(500 bp) — Monthly	$2,742
	CMBX NA BB.7 Index	(18,533)	118,000	22,125	1/17/47	(500 bp) — Monthly	3,478

	Credit Suisse International
	CMBX NA BB.7 Index	(23,775)	1,347,000	320,317	5/11/63	(500 bp) — Monthly	295,232
	CMBX NA BB.7 Index	(262,850)	1,598,000	299,625	1/17/47	(500 bp) — Monthly	35,221
	CMBX NA BB.7 Index	(61,796)	335,000	62,813	1/17/47	(500 bp) — Monthly	691

	Goldman Sachs International
	CMBX NA BB.6 Index	(101,276)	990,000	235,422	5/11/63	(500 bp) — Monthly	133,183
	CMBX NA BB.7 Index	(32,233)	213,000	39,938	1/17/47	(500 bp) — Monthly	7,498
	CMBX NA BB.6 Index	(8,913)	61,000	14,506	5/11/63	(500 bp) — Monthly	5,534
	CMBX NA BB.7 Index	(75,236)	445,000	83,438	1/17/47	(500 bp) — Monthly	7,768
	CMBX NA BB.7 Index	(38,667)	236,000	44,250	1/17/47	(500 bp) — Monthly	5,353
	CMBX NA BB.7 Index	(25,381)	125,000	23,438	1/17/47	(500 bp) — Monthly	(2,065)
	CMBX NA BB.7 Index	(18,621)	102,000	19,125	1/17/47	(500 bp) — Monthly	405

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(38,525)	274,000	65,157	5/11/63	(500 bp) — Monthly	26,366
	CMBX NA BB.6 Index	(37,251)	259,000	61,590	5/11/63	(500 bp) — Monthly	24,088
	CMBX NA BB.6 Index	(27,983)	193,000	45,895	5/11/63	(500 bp) — Monthly	17,725
	CMBX NA BB.6 Index	(15,954)	120,000	28,536	5/11/63	(500 bp) — Monthly	12,465
	CMBX NA BB.7 Index	(89,046)	570,000	106,875	1/17/47	(500 bp) — Monthly	17,274
	CMBX NA BB.7 Index	(63,627)	387,000	72,563	1/17/47	(500 bp) — Monthly	8,559
	CMBX NA BB.7 Index	(59,921)	375,000	70,313	1/17/47	(500 bp) — Monthly	10,027
	CMBX NA BB.7 Index	(52,295)	322,000	60,375	1/17/47	(500 bp) — Monthly	7,767
	CMBX NA BB.7 Index	(37,255)	238,000	44,625	1/17/47	(500 bp) — Monthly	7,138
	CMBX NA BB.7 Index	(18,533)	118,000	22,125	1/17/47	(500 bp) — Monthly	3,478
	CMBX NA BB.7 Index	(18,822)	102,000	19,125	1/17/47	(500 bp) — Monthly	204
	CMBX NA BB.7 Index	(14,429)	95,000	17,813	1/17/47	(500 bp) — Monthly	3,291
	CMBX NA BBB-.7 Index	(42,678)	513,000	59,918	1/17/47	(300 bp) — Monthly	16,941
	CMBX NA BBB-.7 Index	(44,394)	482,000	56,298	1/17/47	(300 bp) — Monthly	11,623
	CMBX NA BBB-.7 Index	(34,928)	313,000	36,558	1/17/47	(300 bp) — Monthly	1,448
	CMBX NA BBB-.7 Index	(18,115)	229,000	26,747	1/17/47	(300 bp) — Monthly	8,499
	CMBX NA BBB-.7 Index	(17,180)	164,000	19,155	1/17/47	(300 bp) — Monthly	1,879
	CMBX NA BBB-.7 Index	(8,285)	154,000	17,987	1/17/47	(300 bp) — Monthly	9,613

	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(33,495)	179,000	33,563	1/17/47	(500 bp) — Monthly	(106)

	Upfront premium received	—			Unrealized appreciation		685,490

	Upfront premium (paid)	(1,359,265)			Unrealized (depreciation)		(2,171)

	Total	$(1,359,265)				Total	$683,319

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/17 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	$563,680	$7,566,000	$624,573	12/20/22	(500 bp) — Quarterly	$(73,502)

	Total	$563,680					$(73,502)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through December 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $268,607,713.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $52,947, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 9/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/17

	Short-term investments
	Putnam Short Term Investment Fund*	11,607,286	22,737,331	22,850,621	33,022	11,493,996

	Total Short-term investments	$11,607,286	$22,737,331	$22,850,621	$33,022	$11,493,996
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	*** Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $51,859.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $8,335,531.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $9,278,680.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $95,187,185 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	85.4%
	Argentina	2.5
	Brazil	2.3
	Greece	2.2
	Russia	1.6
	Canada	1.1
	Mexico	1.1
	Indonesia	0.7
	Luxembourg	0.5
	Other	2.6

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, tohedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $638,246 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$49,462	$—	$10,017
Energy	161,214	8,871	5,913
Technology	357,178	—	—
Transportation	—	5,576	—
Utilities and power	—	7,856	—
Total common stocks	567,854	22,303	15,930
Convertible bonds and notes	—	2,590,599	—
Convertible preferred stocks	—	13,456	—
Corporate bonds and notes	—	90,246,855	2
Foreign government and agency bonds and notes		26,923,099
Mortgage-backed securities	—	121,247,330	—
Purchased options outstanding	—	726,551	—
Purchased swap options outstanding	—	4,198,048	—
Senior loans	—	4,324,118	—
U.S. government and agency mortgage obligations	—	118,699,379	—
Warrants	2,180	—	—
Short-term investments	11,493,996	17,771,436	—

Totals by level	$12,064,030	$386,763,174	$15,932

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(936,413)	$—
Futures contracts	33,557	—	—
Written options outstanding	—	(614,857)	—
Written swap options outstanding	—	(4,247,243)	—
Forward premium swap option contracts	—	(43,067)	—
TBA sale commitments	—	(74,603,048)	—
Interest rate swap contracts	—	(1,421,164)	—
Total return swap contracts	—	(285,794)	—
Credit default contracts	—	(7,264,548)	—

Totals by level	$33,557	$(89,416,134)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,042,584	$9,307,132
Foreign exchange contracts	975,513	1,846,003
Equity contracts	2,180	—
Interest rate contracts	7,321,781	9,041,673

Total	$10,342,058	$20,194,808

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$51,400,000
Purchased currency option contracts (contract amount)		$11,000,000
Purchased swap option contracts (contract amount)		$461,000,000
Written TBA commitment option contracts (contract amount)		$79,400,000
Written currency option contracts (contract amount)		$11,000,000
Written swap option contracts (contract amount)		$142,200,000
Futures contracts (number of contracts)		4
Forward currency contracts (contract amount)		$79,300,000
OTC interest rate swap contracts (notional)		$210,000
Centrally cleared interest rate swap contracts (notional)		$246,300,000
OTC total return swap contracts (notional)		$9,300,000
Centrally cleared total return swap contracts (notional)		$25,600,000
OTC credit default contracts (notional)		$21,600,000
Centrally cleared credit default contracts (notional)		$2,300,000
Warrants (number of warrants)		900

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 27, 2018